united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Multi-Strategy Growth & Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

The Corporation Trust Company – Corporation Trust Center

1209 Orange Street, Wilmington, Deleware 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 11/30/17

Item 1. Schedule of Investments.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2017
Shares	Security	Value
	COMMON STOCKS - 5.42%
	CHEMICALS - 0.41%
7,078	Monsanto Co.	$837,611

	COMMERCIAL SERVICES - 0.24%
7,403	Macquarie Infrastructure Co.	494,372

	ENTERTAINMENT - 0.37%
10,988	Cedar Fair LP	745,756

	LISTED BUSINESS DEVELOPMENT COMPANIES - 1.92%
25,194	Ares Capital Corp.	408,647
51,792	BlackRock Capital Investment Corp.	339,238
30,782	FS Investment Corp.	249,334
33,990	Garrison Capital, Inc.	287,895
24,505	Golub Capital BDC, Inc.	464,125
17,971	New Mountain Finance Corp.	254,290
27,634	PennantPark Floating Rate Capital Ltd.	386,600
27,852	TPG Specialty Lending, Inc.	570,130
11,292	Triangle Capital Corp.	110,774
27,527	TriplePoint Venture Growth BDC Corp.	370,789
32,516	WhiteHorse Finance, Inc.	458,150
		3,899,972
	PIPELINES - 0.87%
4,585	Buckeye Partners LP	210,589
8,237	DCP Midstream LP	289,448
19,618	Enable Midstream Partners LP	293,878
12,418	Energy Transfer Partners LP	206,263
17,849	EnLink Midstream Partners LP	285,405
8,846	Genesis Energy LP	189,924
7,846	Williams Partners LP	287,948
		1,763,455
	PRIVATE EQUITY - 0.49%
30,249	Hercules Capital, Inc.	406,244
11,088	Icahn Enterprises LP	590,214
		996,458
	SEMICONDUCTORS - 1.12%
20,000	NXP Semiconductors NV *	2,267,800

	TOTAL COMMON STOCKS	11,005,424
	(Cost - $11,486,683)

	EXCHANGE TRADED NOTES - 0.94%
108,226	Credit Suisse X-Links Gold Shares Covered Call ETN	963,211
123,305	Credit Suisse X-Links Silver Shares Covered Call ETN	953,148
	TOTAL EXCHANGE TRADED NOTES	1,916,359
	(Cost - $2,003,064)

	REAL ESTATE INVESTMENT TRUSTS - 42.31%
	LISTED REAL ESTATE INVESTMENT TRUSTS - 0.44%
17,673	CoreCivic, Inc.	415,492
17,450	The GEO Group, Inc.	463,123
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	878,615

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS - 29.70%
444,917	American Finance Trust #	10,151,880
228,122	Carey Watermark Investors, Inc. #	2,489,021
738,378	Carter Validus Mission Critical REIT, Inc. #	7,404,332
290,378	Healthcare Trust, Inc. #	6,215,619
198,378	Hines Global REIT, Inc. #	2,060,380
456,540	Hospitality Investor Trust, Inc. # *	6,156,568

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017
Shares	Security	Value

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS (continued) - 29.70%
432,432	NorthStar Real Estate Income II, Inc. #	$4,102,548
764,346	NorthStar Real Estate Income Trust, Inc. #	7,698,349
1,081,081	NorthStar Health Care Income, Inc. #	9,450,961
388,931	Steadfast Income REIT, Inc. #	4,584,533
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	60,314,191

	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 12.17%
7,354	Clarion Lion Industrial Trust #	12,063,359
661,928	Cottonwood Residential, Inc. #	12,675,922
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	24,739,281

	TOTAL REAL ESTATE INVESTMENT TRUSTS	85,932,087
	(Cost - $81,695,172)

	NON-LISTED BUSINESS DEVELOPMENT COMPANIES - 7.87%
449,055	Business Development Corporation of America #	3,731,647
1,005,598	Cion Investment Corp. #	9,412,902
352,329	Sierra Income Corp. #	2,838,979
	TOTAL NON-LISTED BUSINESS DEVELOPMENT COMPANIES	15,983,528
	(Cost - $17,467,243)

	PREFERRED STOCKS - 0.48%
25,340	Colony NorthStar, Inc., 7.150%	639,582
13,565	Colony NorthStar, Inc., 7.125%	340,617
	TOTAL PREFERRED STOCK	980,199
	(Cost - $999,550)

	PRIVATE BUSINESS DEVELOPMENT COMPANIES - 1.07%
143,823	Owl Rock Capital Corp. # (Cost $2,178,555)	2,174,607

	PRIVATE INVESTMENT FUNDS - 17.11%
1	AIF SPV, LLC #	131,705
11	AIM Infrastructure MLP Fund II LP #	3,340,022
9,910	Clarion Lion Properties Fund #	13,967,692
1	Levine Leichtman Capital Partners VI, LP #	1,100,059
7,731	Mosaic Real Estate Credit, LLC #	8,500,000
3	Ovation Alternative Income Fund #	7,708,521
	TOTAL PRIVATE INVESTMENT FUNDS	34,747,999
	(Cost - $32,731,307)

	CLOSED-END FUNDS - 8.73%
92,641	Apollo Tactical Income Fund, Inc.	1,453,537
125,086	BlackRock Debt Strategies Fund, Inc.	1,444,743
114,153	BlackRock Multi-Sector Income Trust	2,050,188
53,000	Brookfield Real Assets Income Fund, Inc.	1,226,420
80,314	Cohen & Steers REIT and Preferred Income Fund, Inc.	1,676,956
98,042	DoubleLine Income Solutions Fund	1,964,762
163,047	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	4,310,963
71,536	John Hancock Premium Dividend Fund	1,233,281
141,723	Nuveen Credit Strategies Income Fund	1,162,128
78,964	Western Asset Emerging Markets Debt Fund, Inc.	1,208,939
	TOTAL CLOSED-END FUNDS	17,731,917
	(Cost - $17,208,680)

	HEDGE FUND - 14.34%
27,047	Collins Master Access Fund Ltd. # *	29,121,378
	TOTAL HEDGE FUNDS
	(Cost - $27,000,000)

	Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017
Shares	Security		Value
	SHORT-TERM INVESTMENT - 1.54%
	MONEY MARKET FUND - 1.54%
3,136,184	AIM STIT-Government & Agency Portfolio, Private Class, 0.63% +		$3,136,184
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,136,184)

	TOTAL INVESTMENTS - 99.81%
	(Cost - $195,906,438) (a)		$202,729,682
	OTHER ASSETS LESS LIABILITIES - 0.19%		387,794
	NET ASSETS - 100.00%		$203,117,476

	ADR - American Depositary Receipt.
	ETF - Exchange Traded Fund.
	LP - Limited Partnership.
	PLC - Public Limited Company.
	REIT - Real Estate Investment Trust.
	* Non-income producing security.
# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $167,080,984 or 82.26% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on November 30, 2017.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $194,479,947 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$18,319,281
	Unrealized depreciation:		(10,069,546)
	Net unrealized appreciation:		$8,249,735

Portfolio Composition as of November 30, 2017 (Unaudited)

		Percent of Net Assets
	Real Estate Investment Trusts
	Non-Listed Real Estate Investment Trusts	29.70%
	Private Real Estate Investment Trusts	12.17%
	Listed Real Estate Investment Trusts	0.44%
	Private Investment Funds	17.11%
	Hedge Fund	14.34%
	Closed End Funds	8.73%
	Non-Listed Business Development Companies	7.87%
	Listed Business Development Companies	1.92%
	Short-term Investment	1.54%
	Semiconductors	1.12%
	Private Business Development Companies	1.07%
	Exchange Traded Notes	0.94%
	Pipelines	0.87%
	Private Equity	0.49%
	Preferred Stocks	0.48%
	Chemicals	0.41%
	Entertainment	0.37%
	Commercial Services	0.24%
	Other Assets Less Liabilities	0.19%
	Net Assets	100.00%

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2017

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. The Fund follows the specialized accounting and reporting requirements under generally accepted accounting principles in the United States that are applicable to investment companies.

Valuation of Fund of Funds - The Fund may invest in funds of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds. Open-end funds are valued at their net asset value per share and closed-end fund that trade on an exchange are valued as described under security valuation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Board’s Valuation Committee has established a methodology for fair value of each type of security. Non-traded Real Estate Investment Trusts (“REITs”) that are in the public offering period (or start-up phase) are valued at cost according to management’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, start-up REITs amortize a significant portion of their start-up costs and therefore potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going-concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, the Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are generally categorized in Level 2 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. For non-traded private investments that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as a practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Valuation Committee meets frequently to discuss the valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Multi-Strategy Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2017

The non-traded Business Development Companies provide quarterly fair value pricing which is used as an indicator of the valuation for the fund. If the value fluctuates, the adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value. Non-traded Business Development Companies are categorized as Level 2 in the fair value hierarchy.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*
Investments:	Practical Expedient (1)	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$11,005,424	$-	$-	$11,005,424
Exchange Traded Notes	-	1,916,359	-	-	1,916,359
Real Estate Investment Trusts	24,739,281	878,615	60,314,191	-	85,932,087
Non-Listed Business Development Companies	3,731,647	-	12,251,881	-	15,983,528
Private Business Development Companies	2,174,607	-	-	-	2,174,607
Private Investment Funds	34,747,999	-	-	-	34,747,999
Preferred Stock	-	980,199	-	-	980,199
Closed-End Funds	-	17,731,917	-	-	17,731,917
Hedge Fund	29,121,378	-	-	-	29,121,378
Short-Term Investment	-	3,136,184	-	-	3,136,184
Total Investments	$94,514,912	$35,648,698	$72,566,072	$-	$202,729,682

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the portfolio of investments.

*Refer to the Portfolio of Investments for industry classifications.
There were no transfers between Level 1, Level 2 or Level 3 during the period ended November 30, 2017.
It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

The following is the fair value measurement of investments that are measured at Net Asset Value per Share (or its equivalent) as a practical expedient:

Security Description	Industry	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIF SPV, LLC	Private Investment Company	$131,705	$ -	Quarterly	180 Days
AIM Infrastructure MLP Fund II	Private Investment Company	3,340,022	2,868,750	Quarterly	30-60 Days
Business Development Corp. of America	Non-Listed BDC	3,731,647		Quarterly	Notice prior to announcement of Repurchase Offer
Clarion Lion Industrial Trust	REIT	12,063,359		Quarterly	90 Days
Clarion Lion Properties Fund	Private Investment Company	13,967,692		Quarterly	90 Days
Collins Masters Access Fund, Ltd.	Hedge Fund	29,121,378		Subject to advisor approval	30-60 Days
Cottonwood Residential, Inc.	Private Real Estate Investment Trust	12,675,922		Subject to advisor approval	90 Days
Levine Leichtman Capital Partners VI, LP	Private Investment Company	1,100,059	8,899,941	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Private Investment Company	8,500,000		Subject to advisor approval	2 year lock up, then annual with 90 Days notice
Owl Rock Capital Corp.	Private BDC	2,174,607	9,821,445	Quarterly	90 Days
Ovation Alternative Income Fund, LP	Private Investment Company	7,708,521		Quarterly	180 Days
		$94,514,912	$21,590,136

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Multi-Strategy Growth & Income Fund

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Raymond J. Lucia, Jr.

Raymond J. Lucia, Jr., President

Date 1/24/2018

By (Signature and Title)

_____*/s/ Felicia Tarantino

Felicia Tarantino, Treasurer

Date 1/24/2018